CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Other Comprehensive Income [Member]	Retained Earnings [Member]
Balance as at Dec. 31, 2013	$ 164,465	$ 350	$ 276,236	$ 0	$ (112,121)
Balance of shares as at Dec. 31, 2013		35,051,567
Net income	935				935
Issuance of common stock, net of issuance costs	4,652	$ 12	4,640
Issuance of common stock, shares		1,092,596
Compensation cost on restricted stock	116	$ 3	113
Issuance of restricted stock, shares		361,442
Dividends declared and paid	(7,168)				(7,168)
Balance as at Jun. 30, 2014	163,000	$ 365	280,989	0	(118,354)
Balance of shares as at Jun. 30, 2014		36,505,605
Balance as at Dec. 31, 2014	256,443	$ 731	372,197	(68)	(116,417)
Balance of shares as at Dec. 31, 2014		73,158,991
Net income	388				388
Compensation cost on restricted stock	422	$ 8	414
Issuance of restricted stock, shares		731,590
Dividends declared and paid	(369)				(369)
Balance as at Jun. 30, 2015	$ 256,884	$ 739	$ 372,611	$ (68)	$ (116,398)
Balance of shares as at Jun. 30, 2015		73,890,581